Investments in Real Estate - Schedule of Real Estate Investments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
Land	$ 40,397,114	$ 40,397,114	$ 19,667,140
Building and building improvements	272,915,691	272,602,885	199,478,457
Accumulated depreciation	$ (17,748,745)	(12,065,888)	(2,865,137)
Real Estate Investment Property, at Cost		327,374,324	226,209,568
Anzio Apartments
Real Estate [Line Items]
Land			6,105,370
Building and building improvements			50,820,175
Two liberty Center
Real Estate [Line Items]
Land			3,074,700
Building and building improvements			80,305,740
Ezlyn
Real Estate [Line Items]
Land			10,487,070
Building and building improvements			$ 67,860,509
Lakes
Real Estate [Line Items]
Land		4,414,576
Building and building improvements		26,806,026
Arbors
Real Estate [Line Items]
Land		16,315,398
Building and building improvements		44,885,252
Acquired Properties [Member]
Real Estate [Line Items]
Land		40,397,114
Building and building improvements		282,865,155
Real Estate Investments, Cost Capitalized Subsequent To Acquisition		4,112,055
Land, Gross Amount		40,397,114
Real Estate Investments, Gross		286,977,210
Real Estate Investments and Land, Gross		327,374,324
Accumulated depreciation		(12,065,888)
Real Estate Investment Property, Encumbrance		230,563,380
Acquired Properties [Member] | Anzio Apartments
Real Estate [Line Items]
Land		6,105,370
Building and building improvements		52,195,304
Real Estate Investments, Cost Capitalized Subsequent To Acquisition		2,040,601
Land, Gross Amount		6,105,370
Real Estate Investments, Gross		54,235,905
Real Estate Investments and Land, Gross		60,341,275
Accumulated depreciation		(3,978,450)
Real Estate Investment Property, Encumbrance		44,400,000
Acquired Properties [Member] | Two liberty Center
Real Estate [Line Items]
Land		3,074,700
Building and building improvements		84,117,456
Real Estate Investments, Cost Capitalized Subsequent To Acquisition		343,420
Land, Gross Amount		3,074,700
Real Estate Investments, Gross		84,460,876
Real Estate Investments and Land, Gross		87,535,576
Accumulated depreciation		(3,900,899)
Real Estate Investment Property, Encumbrance		61,971,000
Acquired Properties [Member] | Ezlyn
Real Estate [Line Items]
Land		10,487,070
Building and building improvements		69,227,189
Real Estate Investments, Cost Capitalized Subsequent To Acquisition		1,326,995
Land, Gross Amount		10,487,070
Real Estate Investments, Gross		70,554,184
Real Estate Investments and Land, Gross		81,041,254
Accumulated depreciation		(2,547,352)
Real Estate Investment Property, Encumbrance		53,040,000
Acquired Properties [Member] | Lakes
Real Estate [Line Items]
Land		4,414,576
Building and building improvements		31,011,962
Real Estate Investments, Cost Capitalized Subsequent To Acquisition		401,039
Land, Gross Amount		4,414,576
Real Estate Investments, Gross		31,413,001
Real Estate Investments and Land, Gross		35,827,577
Accumulated depreciation		(1,569,056)
Real Estate Investment Property, Encumbrance		25,202,380
Acquired Properties [Member] | Arbors
Real Estate [Line Items]
Land		16,315,398
Building and building improvements		46,313,244
Real Estate Investments, Cost Capitalized Subsequent To Acquisition		0
Land, Gross Amount		16,315,398
Real Estate Investments, Gross		46,313,244
Real Estate Investments and Land, Gross		62,628,642
Accumulated depreciation		(70,131)
Real Estate Investment Property, Encumbrance		$ 45,950,000